Reconciliation of Financial Statements to Form 5500 (Details) - EBP 102 - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Net assets available for benefits per the financial statements	$ 31,334,147	$ 29,390,744
Deemed distributions of participant loans	14,851	14,610
Net assets available for benefits per Form 5500	31,319,296	29,376,134
Total deductions per the financial statements	3,493,901
EBP, Reconciliation to Form 5500, Payment to Participant, Prior Period, Decrease from Deemed Distribution	14,610
EBP, Reconciliation to Form 5500, Payment to Participant, Increase (Decrease) from Deemed Distribution	3,494,142
EBP, Reconciliation to Form 5500, Payment to Participant, Current Period, Increase from Deemed Distribution	14,851
Plan interest in Verizon Master Savings Trust	30,970,730	29,007,154
Investments measured at NAV
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Plan interest in Verizon Master Savings Trust	$ 24,788,347	$ 18,769,801